UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: One Maritime Plaza, Suite 1300
         San Francisco, CA  94111

13F File Number:  28-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     415-981-5401

Signature, Place, and Date of Signing:

     /s/  Andrew J. McDonald     San Francisco, CA     May 04, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $687,686 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     6217    87129 SH       SOLE                    87129        0        0
BAXTER INTERNATIONAL           RIGHTSCV         071813125        0    66000 SH       SOLE                    66000        0        0
CARDINAL HEALTH INC            COM              14149Y108    64793   940392 SH       SOLE                   940392        0        0
CHEVRONTEXACO CORP             COM              166764100      237     2700 SH       SOLE                     2700        0        0
CLOROX CO DEL                  COM              189054109    79719  1629917 SH       SOLE                  1629917        0        0
CYPRESS SEMICONDUCTOR CORP     NOTE  3.750% 7/0 232806AF6     1411  1407000 PRN      SOLE                  1407000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      211     5000 SH       SOLE                     5000        0        0
EXXON MOBIL CORP               COM              30231G102      220     5296 SH       SOLE                     5296        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    29332   496645 SH       SOLE                   496645        0        0
FEDERAL NATL MTG ASSN          COM              313586109      283     3800 SH       SOLE                     3800        0        0
GENERAL ELEC CO                COM              369604103      301     9850 SH       SOLE                     9850        0        0
IRON MTN INC PA                COM              462846106    22981   514925 SH       SOLE                   514925        0        0
LIZ CLAIBORNE INC              COM              539320101    15310   417267 SH       SOLE                   417267        0        0
MICROSOFT CORP                 COM              594918104    58231  2335791 SH       SOLE                  2335791        0        0
NIKE INC                       CL B             654106103    53447   686365 SH       SOLE                   686365        0        0
PAYCHEX INC                    COM              704326107    18595   522330 SH       SOLE                   522330        0        0
PROGRESSIVE CORP OHIO          COM              743315103    90270  1030476 SH       SOLE                  1030476        0        0
SEALED AIR CORP NEW            COM              81211K100    36149   726910 SH       SOLE                   726910        0        0
US BANCORP DEL                 COM NEW          902973304      276     9993 SH       SOLE                     9993        0        0
VIACOM INC                     CL B             925524308    65010  1657985 SH       SOLE                  1657985        0        0
WATERS CORP                    COM              941848103    78744  1928120 SH       SOLE                  1928120        0        0
WELLS FARGO & CO NEW           COM              949746101    65949  1163738 SH       SOLE                  1163738        0        0